Operating Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Right-of-use operating lease assets	$ 43,400,000	$ 53,500,000
Operating lease liabilities	64,700,000	75,600,000
Impairment of lease assets	$ 0	$ 0